Investments, Available for Sale - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairment losses on available for sale securities	₨ 149.1	$ 2.3	₨ 13.4	₨ 54.9
Available-for-Sale Securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale investments, amount eligible towards the Bank's statutory liquidity reserve requirements	1,866,134.2		1,657,059.6		$ 28,661.3
Available for sale investments, amount kept as margins for clearing, collateral borrowing and lending obligation (CBLO) and real time gross settlement (RTGS)	1,354,027.6		1,200,857.2		$ 20,796.0
Other than temporary impairment losses on available for sale securities	₨ 149.1	$ 2.3	₨ 13.4	₨ 54.9